Statements Of Changes In Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Balance	$ 265,565	$ 316,952	$ 363,390
Balance (in shares)	36,699,572
Shares issued on exercise of options	$ 3,288	$ 3,996	$ 89
Shares issued on exercise of options (in shares)	471,869	600,000	15,000
Cancellation of shares, value	$ (6,258)	$ (36,736)	$ (17,880)
Stock-based compensation expenses	1,223	1,685	309
Consolidated net loss attributable to Nam Tai Property Inc. shareholders	(9,534)	(13,158)	(25,588)
Cash dividends declared ($0.08 per share)	(10,205)	(2,936)	(3,409)
Cash dividends reversal	3	179	41
Accumulated other comprehensive loss	(7,736)	(4,417)
Balance	$ 236,346	$ 265,565	316,952
Balance (in shares)	36,446,691	36,699,572
Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	$ 265,565	$ 316,952	363,390
Balance (in shares)	36,699,572
Shares issued on exercise of options	$ 3,288	3,996	89
Cancellation of shares, value	(6,258)	(36,736)	(17,880)
Stock-based compensation expenses	1,223	1,685	309
Consolidated net loss attributable to Nam Tai Property Inc. shareholders	(9,534)	(13,158)	(25,588)
Cash dividends declared ($0.08 per share)	(10,205)	(2,936)	(3,409)
Cash dividends reversal	3	179	41
Accumulated other comprehensive loss	(7,736)	(4,417)
Balance	$ 236,346	$ 265,565	316,952
Balance (in shares)	36,446,691	36,699,572
Common Stock
Condensed Financial Statements, Captions [Line Items]
Balance	$ 367	$ 426	$ 453
Balance (in shares)	36,699,572	42,618,322	45,272,735
Shares issued on exercise of options	$ 4	$ 6
Shares issued on exercise of options (in shares)	471,869	600,000	15,000
Cancellation of shares, value	$ (7)	$ (65)	$ (27)
Cancellation of shares, shares	(724,750)	(6,518,750)	(2,669,413)
Balance	$ 364	$ 367	$ 426
Balance (in shares)	36,446,691	36,699,572	42,618,322
Common Stock | Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	$ 367	$ 426	$ 453
Balance (in shares)	36,699,572	42,618,322	45,272,735
Shares issued on exercise of options	$ 4	$ 6
Shares issued on exercise of options (in shares)	471,869	600,000	15,000
Cancellation of shares, value	$ (7)	$ (65)	$ (27)
Cancellation of shares, shares	(724,750)	(6,518,750)	(2,669,413)
Balance	$ 364	$ 367	$ 426
Balance (in shares)	36,446,691	36,699,572	42,618,322
Additional Paid-in Capital
Condensed Financial Statements, Captions [Line Items]
Balance	$ 243,280	$ 274,276	$ 291,731
Shares issued on exercise of options	3,284	3,990	89
Cancellation of shares, value	(6,251)	(36,671)	(17,853)
Stock-based compensation expenses	1,223	1,685	309
Balance	241,536	243,280	274,276
Additional Paid-in Capital | Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	243,280	274,276	291,731
Shares issued on exercise of options	3,284	3,990	89
Cancellation of shares, value	(6,251)	(36,671)	(17,853)
Stock-based compensation expenses	1,223	1,685	309
Balance	241,536	243,280	274,276
Retained Earnings
Condensed Financial Statements, Captions [Line Items]
Balance	26,343	42,258	71,214
Consolidated net loss attributable to Nam Tai Property Inc. shareholders	(9,534)	(13,158)	(25,588)
Cash dividends declared ($0.08 per share)	(10,205)	(2,936)	(3,409)
Cash dividends reversal	3	179	41
Balance	6,607	26,343	42,258
Retained Earnings | Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	26,343	42,258	71,214
Consolidated net loss attributable to Nam Tai Property Inc. shareholders	(9,534)	(13,158)	(25,588)
Cash dividends declared ($0.08 per share)	(10,205)	(2,936)	(3,409)
Cash dividends reversal	3	179	41
Balance	6,607	26,343	42,258
Accumulated Other Comprehensive Loss
Condensed Financial Statements, Captions [Line Items]
Balance	(4,425)	(8)	(8)
Accumulated other comprehensive loss	(7,736)	(4,417)
Balance	(12,161)	(4,425)	(8)
Accumulated Other Comprehensive Loss | Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	(4,425)	(8)	(8)
Accumulated other comprehensive loss	(7,736)	(4,417)
Balance	$ (12,161)	$ (4,425)	$ (8)